Share capital, Shares Issued (Details)												1 Months Ended			12 Months Ended
	Mar. 17, 2025 USD ($) shares	Dec. 27, 2024 USD ($) shares	Nov. 13, 2024 USD ($) shares	Nov. 06, 2024 USD ($) shares	Oct. 29, 2024 USD ($) shares	Oct. 28, 2024 USD ($) shares	Sep. 05, 2024 USD ($) shares	Aug. 01, 2024 USD ($)	Sep. 22, 2023 $ / shares shares	Aug. 22, 2023 $ / shares shares	Aug. 04, 2023 $ / shares shares	Jul. 31, 2025 USD ($) shares	May 31, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Jul. 31, 2025 USD ($) shares	Jul. 31, 2024 USD ($)	Nov. 06, 2024 $ / shares	Oct. 29, 2024 $ / shares shares	Oct. 08, 2024 $ / shares
Class of Stock Disclosures [Abstract]
Number of shares issued for settlement of accounts payable (in shares) | shares							1,596
Fair value of shares issued for settlement of accounts payable							$ 47,904
Accounts payable							39,527
Loss on settlement of accounts payable							$ (8,377)								$ 899,015	$ 0
Shares issued upon conversion of convertible debt (in shares) | shares						2,244
Fair value of mandatory convertible debt before conversion to equity						$ 49,500
Number of shares issued (in shares) | shares					9,176				2,549	6,372	9,176
Number of shares issued due to warrants exercise (in shares) | shares									2,549	6,372	9,176	121,995			121,995			9,176
Warrants exercised price per share (in dollars per share) | $ / shares									$ 13.08	$ 13.08	$ 13.08						$ 1.52	$ 13.08	$ 67.3
Proceeds from warrant					$ 86,237										$ 86,237	176,113
Fair value of warrants exercised					$ 303,492			$ 141,096
Value of shares retained															585,155
Number of shares issued for settlement of accounts payable and accrued liabilities (in shares) | shares		41,247
Fair value of shares issued for settlement of accounts payable and accrued liabilities		$ 317,608		$ 10,523,400
Accounts payable and accrued liabilities		1,225,000
Gain on settlement of accounts payable and accrued liabilities		$ 907,392
Number of shares issued to various parties (in shares) | shares				169,480
Gross proceeds from various parties				$ 2,250,000
Receivable from various parties for shares issued															20,000
Commitment				$ 125,000
Repayment of convertible debentures from equity line of credit drawdown proceeds												$ 448,151			$ 448,151	$ 0
Helena I [Member]
Class of Stock Disclosures [Abstract]
Number of shares issued (in shares) | shares	16,666											350,500	334,600	160,600
Number of shares retained (in shares) | shares	16,666
Value of shares retained	$ 58,333
Shares issued (in shares) | shares				50,000								845,700			845,700
Deferred financing Cost				$ 305,000
Commitment	$ 125,000
Gross proceeds												$ 1,794,694	$ 1,051,857	$ 481,530
FCS [Member]
Class of Stock Disclosures [Abstract]
Number of shares issued for acquisition (in shares) | shares				200,000
Value of shares issued for acquisition				$ 1,220,000
Percentage of interest acquired				50.00%
Carbon Credits [Member]
Class of Stock Disclosures [Abstract]
Number of shares issued for acquisition (in shares) | shares				324,987
Value of shares issued for acquisition				$ 1,982,424
Shares cancelled for termination of carbon credit purchase agreements (in shares) | shares												155,000
Sponsor [Member] | Class A [Member]
Class of Stock Disclosures [Abstract]
Number of shares issued (in shares) | shares				300,052
Gain (loss) on settlement of equity transaction				$ 8,693,082
Focus Impact Partners, LLC [Member]
Class of Stock Disclosures [Abstract]
Number of shares retained (in shares) | shares			55,729
Value of shares retained			$ 585,155
DevvStream Holding Inc [Member]
Class of Stock Disclosures [Abstract]
Conversion rate				0.152934
Number of shares retained (in shares) | shares				515,920
Value of shares retained				$ 3,147,117
Number of shares issued for settlement of accounts payable and accrued liabilities (in shares) | shares				300,052
Fair value of shares issued for settlement of accounts payable and accrued liabilities				$ 1,830,318